CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	[1]	$ 72	$ 606	$ 1,619
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment		119	142	100
Taxes on the above		(30)	(36)	(25)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		89	106	75
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		134	159	(163)
Cash flow hedge		1	(24)	(58)
Taxes on the above items		6	2	11
Share of (losses) earnings from investments in associates		0	(27)	27
Other comprehensive income that will be reclassified to profit or loss, net of tax		141	110	(183)
Total other comprehensive income (loss)		230	216	(108)
Comprehensive (loss) income		302	822	1,511
Attributable to:
Brookfield Infrastructure Partners L.P.	[2]	(500)	278	1,008
Non-controlling interests		$ 802	$ 544	$ 503

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.

[2]	Comprehensive income following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Comprehensive income prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 3(b), Material Accounting Policy Information, for further details.